SHARE-BASED PAYMENT	6 Months Ended
Jun. 30, 2026
SHARE-BASED PAYMENT
SHARE-BASED PAYMENT

NOTE 6: — SHARE-BASED PAYMENT

In May 2022 the Company established the Freightos 2022 Long-Term Incentive Plan.

The fair value of share options, granted in the periods of the six months ended June 30, 2026 and 2025, was estimated using the Black- Scholes option pricing model with the following assumptions:

	For the period of
	six months ended
	June 30,
	2026	2025
	(unaudited)	(unaudited)
Weighted average expected term (years)	4.00-5.78	5.40-5.84
Interest rate	3.68%	4.15%
Volatility	46.19%-47.59%	51.77%-52.68%
Dividend yield	0%	0%

The expected life of the share options is based on the midpoints between the available exercise dates (the end of the vesting periods) and the last available exercise date (the contracted expiry date), as adequate historical experience is still not available to provide a reasonable estimate.

NOTE 6: — SHARE-BASED PAYMENT (Cont.)

The share-based compensation expense was recorded in the statement of profit or loss and other comprehensive loss as follows:

	For the period of
	six months ended
	June 30,
	2026	2025
	(unaudited)	(unaudited)
Cost of revenue	$221	$180
Research and development	404	411
Selling and marketing	298	461
General and administrative	810	456
	$1,733	$1,508

The changes in number of outstanding options to purchase ordinary shares during the six-month periods ended June 30, 2026 and 2025 were as follows:

	For the period of six months
	ended June 30,
	2026 (unaudited)		2025 (unaudited)
		Weighted		Weighted
	Number	average	Number	average
	of options	exercise price	of options	exercise price
		$		$
Options at beginning of the period	3,890,646	4.13	4,197,242	3.35
Granted	310,060	9.68	11,420	0.01
Exercised	(198,618)	1.02	(487,808)	1.08
Forfeited	(532,397)	4.05	(170,703)	4.13
Options outstanding at end of the period	3,469,691	4.80	3,550,151	3.62
Options exercisable at end of the period	2,457,738	3.87	2,854,560	3.59

Based on the above inputs, the weighted average fair value of the options granted in the six - month periods ended June 30, 2026 and 2025, was determined to be $0.23 and $2.77 per option, respectively.

The weighted average remaining contractual life for the share options outstanding as of June 30, 2026 and December 31, 2025 was 5.27 years and 5.78 years, respectively.

The range of exercise prices for share options outstanding as of June 30, 2026 and as of December 31, 2025 was $0.01 — $15.00.

As of June 30, 2026 and 2025, there was $391 and $343, respectively, of total unrecognized compensation cost related to unvested options which is expected to be recognized over a weighted-average period of 1.31 and 1.22 years, respectively.

NOTE 6: — SHARE-BASED PAYMENT (Cont.)

The changes in number of outstanding restricted share units during the six-month periods ended June 30, 2026 and 2025 were as follows:

	For the period of six months
	ended June 30
	2026 (unaudited)		2025 (unaudited)
		Weighted-		Weighted-
	Number	average fair	Number	average fair
	of Units	value	of Units	value
		$		$
Units at beginning of the period	3,318,272	2.47	2,521,360	2.01
Granted	462,254	1.99	1,099,650	2.10
Vested	(487,977)	2.45	(380,404)	2.54
Cancelled	(651,226)	2.41	(314,242)	2.11
Units outstanding at end of period	2,641,323	2.35	2,926,364	1.96

As of June 30, 2026 and 2025, there was $2,248 and $2,871, respectively, of total unrecognized compensation cost related to unvested restricted share units which is expected to be recognized over a weighted-average period of 1.68 and 2.19 years, respectively.